Significant Items Within the Income Statement - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Parenthetical) (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Non-underlying Items [Line Items]
Gain from sale of AdeS Soy beverage business		€ 308
Blueair [member]
Non-underlying Items [Line Items]
Credit from early settlement of contingent consideration	€ 277
Impairment of intangible asset	€ 208